SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policy Information
SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION

2	SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION

BASIS OF ACCOUNTING - The consolidated financial statements have been prepared in accordance with the historical cost basis, except as disclosed in the accounting policies below, and in accordance with International Financial Reporting Standards (or “IFRSs”) as issued by the International Accounting Standards Board (the “IASB”).

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, leasing transactions that are accounted for in accordance with IFRS 16 Leases, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 Inventories or value in use in IAS 36 Impairment of Assets.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

ADOPTION OF NEW AND REVISED STANDARDS – The Group has applied the following amendments to IFRSs issued by the IASB to these consolidated financial statements for the current accounting period:

●	Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates - Lack of Exchangeability

The group has adopted the amendments to IAS 21 for the first time in the current year. The amendments specify how to assess whether a currency is exchangeable, and how to determine the exchange rate when it is not.

At the date of authorization of these consolidated financial statements, the management determined that the adoption of the above amendments to IFRS have not had any material impact on the consolidated financial statements of the Group in the period of their initial adoption.

NEW AND REVISED IFRS STANDARDS IN ISSUE BUT NOT YET EFFECTIVE – At the date of authorization of these consolidated financial statements, the Group has not adopted the following new and revised IFRSs and amendments to IFRS that have been issued but are not yet effective to them.

●	Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments
●	Annual Improvements to IFRS Accounting Standards – Volume 11, Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements, and IAS 7 Statement of Cash Flows
●	Amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity
●	Amendments to IFRS 18, Presentation and Disclosures in Financial Statements
●	Amendments to IFRS 19, Subsidiaries without Public Accountability: Disclosures

The Company do not expect that the adoption of the standards listed above will have a material impact on the consolidated financial statements of the group in future periods.

The preparation of these consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgement or complexity, or areas where estimates and assumptions are significant to the consolidated financial statements are disclosed in Note 3.

GOING CONCERN AND MANAGEMENT’S PLAN

The Group incurred a net loss of USD 5,856,216 and net operating cash outflows of USD 906,867 for the year ended December 31, 2025.

The Group has developed plans to address these conditions and to meet its cash requirements for the 12-month period from the reporting date. These plans include improving liquidity through cost control measures, revenue growth initiatives, obtaining financing from banks, controlling shareholders or investors, and enhancing operational efficiency through cost reduction and process standardization. The Group’s ability to continue as a going concern is dependent upon the successful execution of these plans, particularly obtaining the necessary financing.

These conditions indicate the existence of a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern. The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to realise its assets and discharge its liabilities in the normal course of business.

BASIS OF CONSOLIDATION

The Group consolidates the accounts of its subsidiaries and eliminates all significant intercompany balances and transactions in its consolidated financial statements.

Subsidiary corporations are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiary corporations are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on that control ceases.

In preparing the consolidated financial statements, transactions, balances, and unrealized gains on transactions between group entities are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiary corporations have been changed where necessary to ensure consistency with the policies adopted by the Group.

Acquisition of entities under an internal reorganization scheme does not result in any change in economic substance. Accordingly, the consolidated financial statements of the Company are a continuation of the acquired entities and is accounted for as follows:

(i)	The results of entities are presented as if the internal reorganization occurred from the beginning of the earliest period presented in the consolidated financial statements;

(ii)	The Company will consolidate the assets and liabilities of the acquired entities at the pre-combination carrying amounts. No adjustments are made to reflect fair values, or recognize any new assets or liabilities, at the date of the internal reorganization that would otherwise be done under the acquisition method; and

(iii)	No new goodwill is recognized as a result of the internal reorganization. The only goodwill that is recognized is the existing goodwill relating to the combining entities. Any difference between the consideration paid/transferred and the equity acquired is reflected within equity as merger reserve or deficit.

FINANCIAL ASSETS

(a)	Classification and measurement

The Group reclassifies debt instruments when and only when its business model for managing those assets changes.

At subsequent measurement - Debt instrument - Debt instruments mainly comprise of trade and other receivables (excluding prepayments), restricted bank deposits, cash and bank balances.

Debt instruments that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt instrument that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in interest income using the effective interest rate method.

(b)	Impairment

The Group recognizes a loss allowance for ECL on financial assets which are subject to impairment assessment under IFRS 9. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument. The Group always recognizes lifetime ECL for accounts receivables. The ECL on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate. For all other financial instruments, the Group measures the loss allowance equal to 12-month ECL, unless when there has a significant increase in credit risk since initial recognition, the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increase in the likelihood or risk of a default occurring since initial recognition.

Significant increase in credit risk

In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort. Forward-looking information considered includes the future prospects of the industries in which the Group’s debtors operate, obtained from economic expert reports, financial analysts, governmental bodies, relevant think-tanks and other similar organizations, as well as consideration of various external sources of actual and forecast economic information that relate to the Group’s operations.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

●	an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;

●	significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;

●	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;

●	an actual or expected significant deterioration in the operating results of the debtor;

●	significant increases in credit risk on other financial instruments of the same debtor;

●	an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 60 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.

(c)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade date – the date on which the Group commits to purchase or sell the asset.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

On disposal of a debt instrument, the difference between the carrying amount and the sale proceeds is recognized in profit or loss.

Financial liabilities and equity instruments

Classification as debt or equity

Debt and equity instruments issued by a Group entity are classified as either financial liabilities or as equity in accordance with substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a Group are recognized at the proceeds received, net of direct issue costs.

Financial liabilities

Except for derivative financial instruments which are stated at fair value through profit or loss, all other financial liabilities are subsequently measured at amortized cost using the effective interest method.

Convertible bonds

Convertible bonds that can be converted to equity share capital at the option of the holder, where the number of shares that would be issued on conversion and the value of the consideration that would be received at that time do not vary, are accounted for as compound financial instruments which contain a liability component, a derivative component, and an equity component. Convertible bonds issued by the Group that contain both financial liability and equity components are classified separately into respective liability, derivative and equity components on initial recognition. On initial recognition, the fair value of the liability component is determined using the prevailing market interest rate for similar non-convertible debts. The difference between the proceeds of the issue of the convertible bonds and the fair value assigned to the liability component, representing the call option for conversion of the convertible bonds into equity, is included in equity as convertible bonds reserve. The liability component is subsequently carried at amortized cost using the effective interest method. The equity component will remain in equity until conversion or redemption of the bond. When the convertible bond is converted, the equity component of convertible bond and the carrying value of the liability component at the time of conversion are transferred to share capital and share premium as consideration for the shares issued. If the bond is redeemed, the convertible bonds reserve is released directly to retained profits.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

Offsetting financial instruments

Financial assets and liabilities are offset, and the net amount reported in the balance sheet when there is a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

SHARE-BASED PAYMENTS

Equity-settled share-based payment transactions

Share options granted to employees

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date.

The fair value of the equity-settled share-based payments determined at the grant date without taking into consideration all non- market vesting conditions is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity (share-based payments reserve). At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest based on assessment of all relevant non-market vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based payments reserve. For shares/share options that vest immediately at the date of grant, the fair value of the shares/share options granted is expensed immediately to profit or loss.

When share options are exercised, the amount previously recognized in share-based payments reserve will be transferred to share capital and share premium. When the share options are forfeited after the vesting date or are still not exercised at the expiry date, the amount previously recognized in share-based payments reserve will continue to be held in share-based payments reserve/will be transferred to retained earnings.

 When shares granted are vested, the amount previously recognized in share-based payments reserve will be transferred to share capital and share premium.

PROPERTY, PLANT AND EQUIPMENT

(a)	Measurement

(i)	Property, plant and equipment

Property, plant and equipment are initially recognized at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses.

(ii)	Components of costs

The cost of an item of property, plant and equipment initially recognized includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

(b)	Depreciation

Depreciation on other items of property, plant and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;

Properties	20 years
Machineries	10 years
Motor vehicles	5 years
Furniture and fittings	4 – 5 years
Office equipment	4 – 5 years
Leasehold Improvements	5 years

No depreciation is charged on freehold lands and construction in progress.

The residual values estimated useful lives and depreciation method of property, plant and equipment are reviewed, and adjusted as appropriate, at each balance sheet date. The effects of any revision are recognized in profit or loss when the changes arise.

Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment when all of the activities necessary to prepare the assets for their intended use are substantially complete. No depreciation is provided in respect of construction in progress.

(c)	Subsequent expenditure

Subsequent expenditure relating to property and equipment that has already been recognized is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognized in profit or loss when incurred.

(d)	Disposal

On disposal of an item of property and equipment, the difference between the disposal proceeds and its carrying amount is recognized in profit or loss within “Other losses - net”.

INTANGIBLE ASSETS - Timber concessions and cutting rights with finite useful lives, which give the Group rights to harvest trees in the allocated concession forests in designated areas in Peru.

Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are carried at costs less accumulated amortization and any accumulated impairment losses. Timber concessions and cutting rights are amortized on a straight-line basis, over the terms of license of respective timber concessions and cutting rights.

Other intangible assets are initially recognized at cost less accumulated amortization and accumulated impairment losses.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains and losses from de-recognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the assets, are recognized in profit or loss when the asset is derecognized.

IMPAIRMENT OF NON-FINANCIAL ASSETS - Intangible assets and property, plant and equipment are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired.

For the purpose of impairment testing, the recoverable amount (i.e., the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash inflows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the Cash Generating units (“CGU”) to which the asset belongs.

If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. The difference between the carrying amount and recoverable amount is recognized as an impairment loss in profit or loss.

An impairment loss for an asset is reversed if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The carrying amount of this asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

A reversal of impairment loss for an asset other than goodwill is recognized in profit or loss.

INVENTORIES

Inventories of manufactured products, logs, timbers, and other raw materials are valued at the lower of weighted average cost and net realizable value. Processing materials and supplies are valued at the lower of weighted average cost and replacement cost.

NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATION

Inventories of non-current assets classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell.

Non-current assets are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset is available for immediate sale in its present condition. Management must be committed to the sale which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

An impairment loss is recognised for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current asset is recognised at the date of derecognition.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single co-ordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the statement of profit or loss.

LEASES

When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

●	Right-of-use assets

The Group recognizes a right-of-use asset and lease liability at the date which the underlying asset is available for use. Right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencement date and lease incentive received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right- of-use assets.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

●	Lease liabilities

The initial measurement of a lease liability is measured at the present value of the lease payments discounted using the implicit rate in the lease if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.

Lease payments include the following:

-	Fixed payment (including in-substance fixed payments), less any lease incentives receivables;
-	Variable lease payment that are based on an index or rate, initially measured using the index or rate as at the commencement date;
-	Amount expected to be payable under residual value guarantees;
-	The exercise price of a purchase option if is reasonably certain to exercise the option; and
-	Payment of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

For contracts that contain both lease and non-lease components, the Group allocates the consideration to each lease component on the basis of the relative stand-alone price of the lease and non-lease component. The Group has elected to not separate lease and non-lease component for property leases and account these as one single lease component.

Lease liability is measured at amortized cost using the effective interest method. Lease liability shall be remeasured when:

-	There is a change in future lease payments arising from changes in an index or rate;
-	There is a change in the Group’s assessment of whether it will exercise an extension option; or
-	There is modification in the scope or the consideration of the lease that was not part of the original term.

Lease liability is remeasured with a corresponding adjustment to the right-of-use assets, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

●	Short-term and low-value leases

The Group has elected to not recognized right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value leases. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.

●	Variable lease payments

Variable lease payments that are not based on an index or a rate are not included as part of the measurement and initial recognition of the lease liability. The Group shall recognize those lease payments in profit or loss in the periods that triggered those lease payments.

EMPLOYEE BENEFITS - Employee benefits are recognized as an expense unless the cost qualifies to be capitalized as an asset.

(a)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid.

(b)	Employee leave entitlement

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

PROVISIONS - Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

REVENUE RECOGNITION - Revenue is recognized to depict the transfer of promised services to clients at an amount that reflects the consideration to which an entity expects to be entitled in exchange for those services. Specifically, the Company uses a five-step approach to recognize revenue:

●	Step 1: Identify the contract(s) with a client

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when (or as) the Company satisfies a performance obligation

The Company recognizes revenue when (or as) a performance obligation is satisfied, i.e., when “control” of the services underlying the particular performance obligations is transferred to clients.

A performance obligation represents a service (or a bundle of services) that is distinct or a series of distinct services that are substantially the same.

Control is transferred overtime and revenue is recognized overtime by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:

●	the client simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs;

●	the Company’s performance creates or enhances an asset that the client controls as the asset is created or enhanced; or

●	the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date.

Otherwise, revenue is recognized at a point in time when the customer obtains control of the distinct service.

Advance payments received from clients are recognized as contract liabilities as the Group has not yet satisfied its performance obligation. Contract liabilities are recognized as revenue when the Group satisfied its performance obligation. The Group may receive payment for service prior to, or after it satisfies the performance obligation under a service agreement.

Income from sales of logs and manufactured wood products

Revenue from logs and wood products is recognized at a point in time when the goods are delivered and transferred to customers, being at the point that the customer obtains the control of the goods (for export sales, it would be under the shipping terms of either Freight On Board (“FOB”) or Cost, insurance, and freight (“CIF”); for local sales, it would be recognized upon delivery is made to customer’s designated receiving location) and the Group has presented right of payment and collection of the consideration is probable.

The Group receives certain portion of the contract value as deposits from customers or receipts in advance from customers when they sign the sale and purchase agreement.

Deposits received on logs and wood products prior to the date of revenue recognition are recorded as contract liabilities under current liabilities.

The management of the Group considers that there are no sales return and warranty policies for our international business.

GOVERNMENT GRANTS AND SUBSIDIES - Grants from the government are recognized as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.

Government grants receivable are recognized as income over the periods necessary to match them with the related costs which they are intended to compensate, on a systematic basis. Government grants relating to expenses are shown separately as other income.

Grants related to assets are presented as deferred income under trade and other payables.

SHARE CAPITAL - Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the capital reserves account.

INCOME TAX - Current income tax for current and prior periods is recognized at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income tax is recognized for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profit or loss at the time of the transaction.

A deferred income tax liability is recognized on temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

A deferred income tax asset is recognized to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and tax losses can be utilized.

Deferred income tax is measured:

(i)	at the tax rates that are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date; and

(ii)	based on the tax consequence that will follow from the manner in which the Group expects, at the balance sheet date, to recover or settle the carrying amounts of its assets and liabilities except for investment properties. Investment property measured at fair value is presumed to be recovered entirely through sale.

Current and deferred income taxes are recognized as income or expense in profit or loss, except to the extent that the tax arises from a business combination or a transaction which is recognized directly in equity. Deferred tax arising from a business combination is adjusted against goodwill on acquisition.

The Group accounts for investment tax credits (for example, productivity and innovation credit) similar to accounting for other tax credits where a deferred tax asset is recognized for unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilized.

FOREIGN CURRENCY TRANSACTIONS

(a)	Functional and presentation currency

Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The financial statements are presented in US Dollar (“USD”), Hong Kong Dollar (“HKD”), China Yuan (“CNY”), Euro (“EUR”), Peruvian Sol (“PEN”) which is the functional currency of the Group and the Company.

The value of foreign currencies including, may fluctuate against the USD. Any significant variations of the aforementioned currencies relative to the USD may materially affect the Company’s financial condition in terms of reporting in USD. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2025	2024	2023
HKD to USD Year End	0.129	0.129	0.128
HKD to USD Average Rate	0.129	0.129	0.128
CNY to USD Year End	0.142	0.139	0.141
CNY to USD Average Rate	0.141	0.139	0.141
EUR to USD Year End	1.172	1.047	1.110
EUR to USD Average Rate	1.160	1.059	1.099
PEN to USD Year End	0.297	0.266	0.270
PEN to USD Average Rate	0.281	0.266	0.268

(b)	Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date are recognized in profit or loss. Monetary items include primarily financial assets (other than equity investments), contract assets and financial liabilities. However, in the consolidated financial statements, currency translation differences arising from borrowings in foreign currencies and net investment in foreign operations, are recognized in other comprehensive income and accumulated in the currency translation reserve.

When a foreign operation is disposed of or any loan forming part of the net investment of the foreign operation is repaid, a proportionate share of the accumulated currency translation differences is reclassified to profit or loss, as part of the gain or loss on disposal.

Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

(c)	Translation of Group entities’ financial statements

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities are translated at the closing exchange rates at the reporting date;

(ii)	income and expenses are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates of the transactions); and

(iii)	all resulting currency translation differences are recognized in other comprehensive income and accumulated in the currency translation reserve. These currency translation differences are reclassified to profit or loss on disposal or partial disposal with loss of control of the foreign operation.

Goodwill and fair value adjustments arising on the acquisition of foreign operations are treated as assets and liabilities of the foreign operations and translated at the closing rates at the reporting date.

RELATED PARTIES

(a)	A person, or a close member of that person’s family, is related to the group if that person:

(i)	has control or joint control over the group;

(ii)	has significant influence over the group; or

(iii)	is a member of the key management personnel of the group or the group’s parent.

(b)	An entity is related to the group if any of the following conditions applies:

(i)	The entity and the group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	Both entities are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	The entity is a post-employment benefit plan for the benefit of of either the group or an entity related to the group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the group or to the group’s parent. Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

EARNINGS PER SHARE - The Group presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted-average number of ordinary shares outstanding during the year, adjusted for own shares held, if any. Diluted earnings per share is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding, adjusted for own shares held, if any, for the effects of all dilutive potential ordinary shares.

SEGMENT REPORTING – Operating segments, and the amounts of each segment item reported in the consolidated financial statements, are identified from the financial information provided regularly to the group’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the group’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.